Commitments and Contingencies - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2021	Mar. 31, 2020
Commitments And Contingencies Disclosure [Line Items]
Carrying amount of guarantees and similar obligations	¥ 160	¥ 521
Carrying amounts of derivatives that are deemed to guarantees	¥ 138	¥ 502